Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Assets Held for Sale

As at	December 31, 2019	December 31, 2018
Assets held for sale
Cash	$—	$4.9
Accounts receivable	—	85.2
Inventory	—	0.5
Property, plant and equipment	22.9	1,189.6
Intangible assets	—	248.7
Operating right-of-use assets	0.4	—
Goodwill	1.0	—
Other long-term assets	3.2	—
	$27.5	$1,528.9

Liabilities associated with assets held for sale
Accounts payable and accrued liabilities	$—	$23.8
Asset retirement obligations	0.2	10.8
Unamortized investment tax credits	3.2	—
Operating lease liabilities - long-term	0.4	—
Other long-term liabilities	—	136.8
	$3.8	$171.4